Falling U.S. Dollar ProFund Shareholder Fees - Falling U.S. Dollar ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Shareholder Fee, Other	$ 10
Service
Prospectus [Line Items]
Shareholder Fee, Other	$ 10